Share based payments - Fair value assumptions options (Details)	6 Months Ended
Jun. 30, 2023 yr £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	6.0
Expected volatility	95.90%
Risk-free rate	3.05%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 4.26
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (GBP per share)	£ 0.0005
Expected life | yr	3.0
Expected volatility	88.60%
Risk-free rate	3.59%
Expected dividend rate	0.00%
Fair value (GBP per share)	£ 3.33